CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 74,523,782	$ 85,194,502
Amounts due from related parties	$ 17,349	$ 8,309
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepayments and other current assets	$ 2,834,034	$ 2,575,194
Total current assets	77,375,165	87,778,005
Property, equipment and software, net	717,374	1,125,389
Operating lease right-of-use assets	145,535	283,645
Other non-current assets	25,223	81,386
TOTAL ASSETS	78,263,297	89,268,425
Current liabilities:
Accounts payable	2,884,507	4,241,773
Contract liabilities	3,462,683
Amounts due to related parties	$ 10,347,200	$ 13,187,966
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accruals and other current liabilities	$ 2,790,794	$ 2,816,038
Income tax payable	410,198	5,265
Warrant liabilities	205,146
Short-term borrowings	4,268,154	4,868,956
Current portion of long-term borrowings	711,359	12,923,599
Current portion of operating lease liabilities	92,055	141,341
Total current liabilities	25,172,096	38,184,938
Long-term borrowings	1,138,174	417,339
Operating lease liabilities	53,480	142,304
TOTAL LIABILITIES	26,363,750	38,744,581
Commitments and contingencies
Mezzanine equity:
Series A non-voting contingently redeemable convertible preferred shares (par value of US$0.0001 per share; nil authorized, issued and outstanding as of December 31, 2024; and 1,062,500 shares authorized, issued and outstanding as of December 31, 2025)	16,550,000
Shareholders' equity:
Ordinary shares (par value of US$0.0001 per share; 640,000,000 shares authorized, and 58,886,944 shares issued and outstanding as of December 31, 2024; and 640,000,000 shares authorized, and 59,231,993 shares issued and outstanding as of December 31, 2025)	5,923	5,889
Additional paid-in capital	366,043,455	362,220,445
Accumulated other comprehensive loss	(1,914,831)	(526,903)
Accumulated deficit	(328,785,000)	(311,175,587)
Total shareholders' equity	35,349,547	50,523,844
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY	$ 78,263,297	$ 89,268,425